UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Kathryn A. Hall

   Address:   One Maritime Plaza, 5th Floor
              San Francisco, California 94111

   Form 13F File Number:   28-14368

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Kathryn A. Hall
   Title:
   Phone:   (415) 288-0544

Signature, Place and Date of Signing

/s/ Kathryn A. Hall         San Francisco, California   5/14/2012
-----------------------     -------------------------   ---------
 [Signature]                [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Kathryn A. Hall
28-14368
Report for Period Ended:  3/31/2012

Report Summary:

   Number of Other Included Managers:                 0
   Form 13F Information Table Entry Total:            7
   Form 13F Information Table Value Total:       $162,687 (thousands)

List of Other Included Managers:

None

                                                 FORM 13-F INFORMATION TABLE
-------------------------------------------------------------------------------------------------------------------------------
        COLUMN 1         COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
                                                                                                           VOTING AUTHORITY
                         TITLE OF                   VALUE   SHRS OR   SH/  PUT/   INVESTMENT   OTHER
   NAME OF ISSUER         CLASS          CUSIP    (X$1000)  PRN AMT   PRN  CALL   DISCRETION  MANAGER   SOLE      SHARED  NONE
Capitalsource, Inc.      COM           14055X102    8,111  1,228,939   SH         SOLE               1,228,939      0      0
Gap, Inc.                COM           364760108   120,293 4,601,875   SH         SOLE               4,601,875      0      0
Gartner, Inc.            COM           366651107    8,704    204,124   SH         SOLE                 204,124      0      0
Ironwood Pharmaceuticals COM Class A   46333X108    2,577    193,588   SH         SOLE                 193,588      0      0
Comcast Corp New         COM Class A   20030N101      644     21,747   SH         SOLE                  21,747      0      0
AT&T Inc.                COM           00206R102      215      6,898   SH         SOLE                   6,898      0      0
First Republic Bank San  COM           33616C100   22,143  1,587,325   SH         SOLE               1,587,325      0      0
Francisco CA
-------------------------------------------------------------------------------------------------------------------------------

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